Employee Benefit Liabilities, Net (Details) - Schedule of changes in present value of defined benefit obligation - Defined Benefit Obligation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Liabilities, Net (Details) - Schedule of changes in present value of defined benefit obligation [Line Items]
Balance at January 1,	$ 5,434	$ 5,606
Interest costs	78	84
Current service cost	223	281
Past service cost	0	415
Benefits paid	(202)	(1,309)
Demographic assumptions	(9)	(10)
Financial assumptions	(715)	(33)
Past Experience	206	149
Currency Exchange	(636)	165
Balance at December 31,	$ 4,379	$ 5,434